Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit amount	$ 500,000				$ 64,240
Cash	33,195,112		$ 32,576,692		4,264,915	$ 32,188,711
Credit loss	(342)	$ (44)	(92,618)
Provision for credit losses	$ 43,060				5,532	$ 43,402
Impairment of long-lived assets (in Dollars)		$ 0		$ 0
Percentage of employer mandatory contribution	5.00%	5.00%
Employee benefits	$ 426,262		380,449		54,776
Operating lease expense	$ 567,585	$ 72,923	$ 557,495
Percentage of tax benefit	50.00%	50.00%
Uncertain tax position (in Dollars)					$ 0		$ 0
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.7833				7.7833
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	31.70%	31.70%		50.60%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	25.40%	25.40%	23.70%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	21.60%	21.60%		16.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.80%	18.80%	19.70%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.50%	13.50%		15.90%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.10%	11.10%	13.60%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.80%	10.80%
One Vendor [Member] | Supplier Concentration Risk [Member] | Account Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	75.00%	75.00%
One Vendor [Member] | Supplier Concentration Risk [Member] | In-Country Partner Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.70%	22.70%	29.40%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Account Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.00%	15.00%
Two Vendor [Member] | Supplier Concentration Risk [Member] | In-Country Partner Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.90%	18.90%	23.10%
Vendor [Member] | Supplier Concentration Risk [Member] | Account Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				100.00%
Three Vendor [Member] | Supplier Concentration Risk [Member] | In-Country Partner Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.80%	15.80%	12.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income (in Dollars)	$ 7,100
Minimum [Member] | Hong Kong Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income (in Dollars)	1,500
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income (in Dollars)	30,000
Maximum [Member] | Hong Kong Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income (in Dollars)	$ 30,000